UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSR

                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-21352

                        SEI OPPORTUNITY MASTER FUND, L.P.
               (Exact name of registrant as specified in charter)

                                    --------


                            One Freedom Valley Drive
                                 Oaks, PA 19456
               (Address of principal executive offices) (Zip code)

                                Timothy D. Barto
                   c/o SEI Investments Management Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (610) 676-2533

                     DATE OF FISCAL YEAR END: MARCH 31, 2008

                  DATE OF REPORTING PERIOD: SEPTEMBER 30, 2007

ITEM 1.    REPORTS TO STOCKHOLDERS.





SEI OPPORTUNITY MASTER FUND, L. P.

Financial Statements and Additional Information (Unaudited)

For the six month period ended September 30, 2007

                        SEI Opportunity Master Fund, L.P.

                              Financial Statements


                For the six month period ended September 30, 2007


                                    CONTENTS

Financial Statements (Unaudited)

Schedule of Investments ..................................................    1
Statement of Assets and Liabilities ......................................    5
Statement of Operations ..................................................    6
Statement of Changes in Partners' Capital ................................    7
Statement of Cash Flows ..................................................    8
Notes to Financial Statements ............................................    9



Additional Information (Unaudited)

Approval of the Agreements with the Adviser ..............................   22












The Partnership files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Partnership's Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Partnership uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Partnership voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available
(i) without charge, upon request, by calling 1-800-DIAL-SEI; and (ii) on the Commission's website at http://www.sec.gov.

                        SEI Opportunity Master Fund, L.P.

                       Schedule of Investments (Unaudited)

                               September 30, 2007

SECTOR WEIGHTINGS (BASED ON PERCENTAGE OF MEMBERSHIP CAPITAL)

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Long/Short Equity                           28.2%
Multi-Strat                                 22.2%
Credit Hedging                              14.4%
Fixed Income                                10.2%
Distressed Debt                              9.9%
Global Macro                                 5.4%
Equity Market Neutral                        5.2%
Convertible Bond Hedging                     2.9%
Registered Investment Companies              1.6%

                                              FIRST                                            % OF
                                           ACQUISITION                                       PARTNERS'
INVESTMENTS IN INVESTMENT FUNDS               DATE             COST           FAIR VALUE      CAPITAL    LIQUIDITY**
--------------------------------------------------------------------------------------------------------------------
Convertible Bond Hedging*:
   Alta Partners Discount
   Convertible Arbitrage, LP
     (in liquidation)                      10/01/2003    $     1,174,599   $       684,347        0.06%   Quarterly
   Lydian Partners II, LP                  10/01/2003         29,910,000        35,071,998        2.79%   Quarterly
                                                         ----------------------------------------------
Total Convertible Bond Hedging                                31,084,599        35,756,345        2.85%

Credit Hedging*:
   Brigade Leveraged
     Capital Structure Fund, LP            05/01/2007         35,000,000        35,643,395        2.84%   Quarterly
   ICP Structured Credit
     Income Fund, LP                       09/01/2007         20,000,000        19,288,000        1.53%   Quarterly
   Solus, LLC                              01/01/2004         28,716,286        38,332,793        3.05%   Quarterly
   Southpaw Credit Opportunity
     Partners, LP                          08/01/2005         33,250,000        36,972,663        2.94%   Quarterly
   Strategic Value Credit
     Opportunities Fund, LP                09/01/2005         43,000,000        47,498,039        3.78%   Quarterly
                                                         ----------------------------------------------
Total Credit Hedging                                         159,966,286       177,734,890       14.14%

                        SEI Opportunity Master Fund, L.P.

                 Schedule of Investments (continued) (Unaudited)

                               September 30, 2007

                                              FIRST                                            % OF
                                           ACQUISITION                                       PARTNERS'
INVESTMENTS IN INVESTMENT FUNDS               DATE             COST           FAIR VALUE      CAPITAL    LIQUIDITY**
--------------------------------------------------------------------------------------------------------------------
Distressed Debt*:
   Golden Tree Capital Solutions
     Fund (b)                              11/01/2006    $    40,000,000   $    40,445,312        3.22%   Quarterly
                                                                                                            Semi-
   Highland Crusader Fund, LP              12/01/2005         33,000,000        43,494,961        3.46%     Annual
   Strategic Value Restructuring
     Fund, LP                              01/01/2006         32,000,000        37,871,862        3.01%     Annual
                                                         ----------------------------------------------
Total Distressed Debt                                        105,000,000       121,812,135        9.69%

Equity Market Neutral*:
   Analytic Japanese Equity Market
     Neutral Offshore, Ltd. (b)            05/01/2006         14,938,000        16,259,739        1.30%    Monthly
   Analytic US Market Neutral II,
     LLC                                   05/01/2006         14,738,000        15,085,027        1.20%    Monthly
   Aphellon Global Equity Market
     Neutral, LP                           04/01/2007         35,000,000        32,196,256        2.56%    Monthly
                                                         ----------------------------------------------
Total Equity Market Neutral                                   64,676,000        63,541,022        5.06%

Fixed Income*:
   Nayan Capital Fund Limited (b)          07/01/2005         33,000,000        34,687,738        2.76%    Monthly
   Smith Breeden Mortgage Partners, LP     11/01/2005         39,000,000        45,245,278        3.60%   Quarterly
   Sorin Fund, LP                          03/01/2007         40,000,000        45,023,691        3.58%   Quarterly
                                                         ----------------------------------------------
Total Fixed Income                                           112,000,000       124,956,707        9.94%

Global Macro*:
   Analytic Global Opportunity Fund
     I, Ltd. (b)                           05/01/2006         11,804,000         8,670,348        0.69%    Monthly
   Bridgewater Pure Alpha Fund II,
     LLC (c)                               10/01/2005         16,389,000        17,462,791        1.39%    Monthly
   First Quadrant Global Macro
     Fund, Ltd. (b)                        12/01/2005         36,000,000        39,810,206        3.17%    Monthly
                                                         ----------------------------------------------
Total Global Macro                                            64,193,000        65,943,345        5.25%

                        SEI Opportunity Master Fund, L.P.

                 Schedule of Investments (continued) (Unaudited)

                               September 30, 2007

                                              FIRST                                             % OF
                                           ACQUISITION                                       PARTNERS'
INVESTMENTS IN INVESTMENT FUNDS                DATE            COST           FAIR VALUE      CAPITAL    LIQUIDITY**
--------------------------------------------------------------------------------------------------------------------
Long/Short Equity*:
   Alydar QP Fund, LP                      02/01/2004    $    33,326,059   $    38,435,635        3.06%   Quarterly
   Boathouse Row I, LP                     01/01/2006         11,570,333        16,886,902        1.34%   Quarterly
   Boathouse Row Offshore, Ltd. (b)        01/01/2007         10,000,000        12,366,939        0.98%   Quarterly
   Boathouse Row Offshore
     Regatta, Ltd. (b)                     09/01/2007         15,000,000        15,326,929        1.22%   Quarterly
   Fuller and Thaler International
     Long Short Fund, LP                   11/01/2005         35,000,000        36,098,985        2.87%   Quarterly
   GPS Income Fund, LP                     09/01/2006         31,000,000        39,840,700        3.17%    Monthly
   GPS New Equity Fund, LP                 05/01/2007          5,000,000         4,702,916        0.38%   Quarterly
   Hayground Cove Turbo Fund, LP           04/01/2005         19,309,576        22,886,156        1.82%    Monthly
   Highline Capital Partners QP, LP        01/01/2006         24,775,688        29,731,232        2.37%   Quarterly
   Longbow Partners, LP                    03/01/2007         30,000,000        31,340,024        2.49%   Quarterly
   Southport Millennium Fund II, LP        07/01/2007         39,317,440        43,923,854        3.50%   Quarterly
   SuNova Partners, LP                     10/01/2003         22,842,000        26,175,897        2.08%   Quarterly
   Tiger Consumer Partners L.P.            12/01/2006         29,000,000        29,094,130        2.32%   Quarterly
                                                         ----------------------------------------------
Total Long/Short Equity                                      306,141,096       346,810,299       27.60%

Multi-Strat*:
   Artradis Barracuda (non-
     US Feeder) Fund, Ltd. (b)             05/01/2007         52,000,000        59,779,398        4.76%    Monthly
   Liberty View Leverage Plus Fund,
     Ltd.                                  10/01/2003         39,216,000        43,118,127        3.43%    Monthly
   LIM Asia Arbitrage Fund Inc. (c)        07/01/2006         34,000,000        39,834,553        3.17%    Monthly
   Redbrick Capital, LP                    01/01/2007         29,000,000        29,652,510        2.36%   Quarterly
   Sandelman Partners Multi-
     Strategy Fund, LP                     01/01/2007         46,000,000        44,098,795        3.51%   Quarterly
   Vicis Capital Fund (b)                  09/01/2005         48,500,000        57,206,115        4.55%   Quarterly
                                                         ----------------------------------------------
Total Multi-Strat                                            248,716,000       273,689,498       21.78%

                        SEI Opportunity Master Fund, L.P.

                 Schedule of Investments (continued) (Unaudited)

                               September 30, 2007

                                              FIRST                                            % OF
                                           ACQUISITION                                       PARTNERS'
INVESTMENTS IN INVESTMENT FUNDS                DATE            COST           FAIR VALUE      CAPITAL    LIQUIDITY**
--------------------------------------------------------------------------------------------------------------------
Registered Investment Companies:
   Citi Institutional Liquid Reserves                    $    18,852,598   $    18,852,598      1.50%       Daily
   Federated Prime Value Obligations
     Fund                                                        380,184           380,184      0.03%       Daily
                                                         --------------------------------------------
Total Registered Investments
   Companies                                                  19,232,782        19,232,782      1.53%
                                                         --------------------------------------------
Total Investments (a)                                    $ 1,111,009,763   $ 1,229,477,023     97.84%
                                                         ============================================

Percentages are based on Partners' Capital of $1,256,602,858.

* Investment funds are non-income producing.

** Available frequency of redemptions after initial lock-up period.

(a) The aggregate cost of investments for tax purposes was $1,111,009,763. Net unrealized appreciation on investments for tax purposes was $118,467,260 consisting of $127,805,197 of gross unrealized appreciation and $9,337,937 of gross unrealized depreciation.

(b) Domiciled in the Cayman Islands. The total value of such investments as of September 30, 2007 was $284,552,724 and represented 22.65% of partners' capital.

(c) Domiciled in the British Virgin Islands. The total value of such investment as of September 30, 2007 was $57,297,344 represented 4.56% of partners' capital.

The  investments  in  investment  funds  shown  above,  representing  97.84%  of
partners'  capital,   have  been  fair  valued  in  accordance  with  procedures established by the Board of Directors.

SEE ACCOMPANYING NOTES.

                        SEI Opportunity Master Fund, L.P.

                 Statement of Assets and Liabilities (Unaudited)

                               September 30, 2007

ASSETS
Investments in investment funds, at fair value (cost $1,111,009,763)            $ 1,229,477,023
Investment funds paid for in advance                                                 60,000,000
Receivable for investment funds sold                                                  1,062,509
Due from SEI Offshore Opportunity Fund, Ltd.                                            437,338
Due from SEI Offshore Opportunity Fund II, Ltd.                                         348,771
Due from SEI Opportunity Fund, L.P.                                                     206,040
Capital withdrawals received in advance                                                  50,000
Other assets                                                                            322,753
                                                                                ---------------
Total assets                                                                      1,291,904,434
                                                                                ---------------

LIABILITIES
Capital contributions received in advance                                            33,374,519
Advisory fees payable                                                                 1,033,715
Administration fees payable                                                              93,038
Custody fees payable                                                                     10,338
Directors' fees payable                                                                   7,500
Other accrued expenses                                                                  782,466
                                                                                ---------------
Total liabilities                                                                    35,301,576
                                                                                ---------------
PARTNERS' CAPITAL
Limited partners' capital                                                       $ 1,256,602,858

Total liabilities and partners' capital                                         $ 1,291,904,434

SEE ACCOMPANYING NOTES.

                        SEI Opportunity Master Fund, L.P.

                       Statement of Operations (Unaudited)

                For the six month period ended September 30, 2007

INVESTMENT INCOME
Interest                                                                        $       508,982
                                                                                ---------------

EXPENSES
Advisory fees                                                                         5,521,891
Administration fees                                                                     496,978
Professional fees                                                                       108,833
Interest fees                                                                            42,827
Custody fees                                                                             55,220
Directors' fees                                                                          10,000
Other expenses                                                                          125,645
                                                                                ---------------
Total expenses                                                                        6,361,394
                                                                                ---------------
Net investment loss                                                                  (5,852,412)
                                                                                ---------------

REALIZED AND UNREALIZED GAINS ON INVESTMENT FUNDS
Net realized gain on investment funds                                                 9,427,039
Net change in unrealized appreciation/depreciation on investment funds               27,173,659
                                                                                ---------------
Net realized and unrealized gains on investment funds                                36,600,698
                                                                                ---------------
Net increase in partners' capital resulting from operations                     $    30,748,286
                                                                                ===============

SEE ACCOMPANYING NOTES.

                        SEI Opportunity Master Fund, L.P.

                    Statement of Changes in Partners' Capital

For the six month period ended September 30, 2007 (Unaudited) and the year ended
                                 March 31, 2007

                                                                                    LIMITED
                                                                                   PARTNERS'
FOR THE SIX MONTH PERIOD ENDED SEPTEMBER 30, 2007 (UNAUDITED)                       INTEREST
                                                                                ---------------
FROM INVESTMENT ACTIVITIES
Net investment loss                                                             $    (5,852,412)
Realized gain on investment funds                                                     9,427,039
Change in unrealized appreciation/depreciation on investment funds                   27,173,659
                                                                                ---------------
Net increase in partners' capital resulting from operations                          30,748,286

PARTNERS' CAPITAL TRANSACTIONS
Capital contributions                                                               360,946,820
Capital withdrawals                                                                    (350,000)
                                                                                ---------------
Net increase in partners' capital derived from capital transactions                 360,596,820

Net increase in partners' capital                                                   395,345,106
Partners' capital March 31, 2007                                                    865,257,752
                                                                                ---------------
Partners' capital September 30, 2007                                            $ 1,256,602,858
                                                                                ===============

                                                                                    LIMITED
                                                                                   PARTNERS'
FOR THE YEAR ENDED MARCH 31, 2007                                                   INTEREST
                                                                                ---------------
FROM INVESTMENT ACTIVITIES
Net investment loss                                                             $    (6,793,875)
Realized gain on investment funds                                                    12,583,995
Change in unrealized appreciation/depreciation on investment funds                   57,118,735
                                                                                ---------------
Net increase in partners' capital resulting from operations                          62,908,855

PARTNERS' CAPITAL TRANSACTIONS
Capital contributions                                                               312,674,302
Capital withdrawals                                                                  (6,734,054)
                                                                                ---------------
Net increase in partners' capital derived from capital transactions                 305,940,248

Net increase in partners' capital                                                   368,849,103
Partners' capital March 31, 2006                                                    496,408,649
                                                                                ---------------
Partners' capital March 31, 2007                                                $   865,257,752
                                                                                ===============

SEE ACCOMPANYING NOTES.

                        SEI Opportunity Master Fund, L.P.

                       Statement of Cash Flows (Unaudited)

                For the six month period ended September 30, 2007

CASH FLOWS FROM OPERATING ACTIVITIES
   Net increase in partners' capital from operations                            $    30,748,286
   Adjustments to reconcile net increase in partners' capital from operations to net cash used in operating activities:
       Purchases of investment funds                                               (399,317,440)
       Proceeds from sales of investments                                            85,818,639
       Net purchases of short-term investments                                        8,433,892
       Net realized gain on investment funds                                         (9,427,039)
       Net change in unrealized appreciation/depreciation on investment funds       (27,173,659)
       Increase in receivable for investment funds sold                              (1,062,509)
       Decrease in investment funds paid for in advance                               2,000,000
       Increase in due from SEI Opportunity Fund, L.P.                                 (206,040)
       Decrease in due from SEI Offshore Opportunity Fund, Ltd.                         543,565
       Increase in due from SEI Offshore Opportunity Fund II, Ltd.                     (207,868)
       Decrease in other assets                                                          81,412
       Decrease in taxes payable                                                       (641,806)
       Decrease in advisory fees payable                                               (334,151)
       Decrease in administration fees payable                                          (29,150)
       Increase in custody fees payable                                                   1,483
       Decrease in directors' fees payable                                               (5,000)
       Increase in other accrued expenses                                               520,001
                                                                                ---------------
   Net cash used in operating activities                                           (310,257,384)

CASH FLOWS FROM FINANCING ACTIVITIES
   Capital contributions                                                            360,946,820
   Capital withdrawals                                                                 (350,000)
   Decrease in withdrawals payable                                                   (5,208,336)
   Capital withdrawals received in advance                                              (50,000)
   Capital contributions received in advance                                        (45,081,100)
                                                                                ---------------
   Net cash provided by financing activities                                        310,257,384

   Net decrease in cash                                                                      --
CASH
Beginning of period                                                                          --
                                                                                ---------------
End of period                                                                   $            --
                                                                                ===============

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Interest paid                                                                   $        42,827
                                                                                ===============

SEE ACCOMPANYING NOTES.

                        SEI Opportunity Master Fund, L.P.

                    Notes to Financial Statements (Unaudited)

                               September 30, 2007

1. ORGANIZATION

SEI Opportunity Master Fund, L.P. (the "Partnership"), is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified management investment company. The Partnership was established as a limited liability company under the laws of the State of Delaware on May 13, 2003 and converted to a limited partnership under the laws of the State of Delaware on June 30, 2003. The Partnership is a master fund in a master/feeder structure into which its three shareholders, SEI Opportunity Fund, L.P. (the "Domestic Feeder") and SEI Offshore Opportunity Fund Ltd. (the "Offshore
Feeder") and SEI Offshore Opportunity Fund II Ltd. (the "Offshore II Feeder") (collectively, the "Feeders"), have invested substantially all of their assets. The master/feeder structure is designed to permit the pooling of assets of shareholders that have similar investment objectives, in an effort to achieve economies of scale and efficiencies in portfolio management, while preserving the separate identities of the shareholders. The Partnership shall have perpetual existence under the terms of the Limited Partnership Agreement dated June 30, 2003. The Partnership commenced operations on October 1, 2003.

The Partnership's investment objective is to achieve an attractive risk-adjusted return with moderate volatility and moderate directional market exposure over a full market cycle. The Partnership intends to pursue its investment objective by investing its assets in various private investment funds ("Investment Funds").

The Partnership's Board of Directors (the "Board") has overall responsibility to manage and control the business operations of the Partnership on behalf of its partners. A majority of the Board is and will be persons who are not "interested persons" (as defined in the 1940 Act) with respect to the Partnership.

The General Partner of the Partnership is SEI Funds, Inc., a Delaware corporation, which has no investment in the Partnership at September 30, 2007. SEI Investments Management Corporation (the "Adviser"), a Delaware corporation, registered investment adviser, and affiliate of the General Partner, serves as the investment adviser to the Partnership.

Generally, except as provided under applicable law or under the Agreement, a Limited Partner shall not be liable for the Partnership's debts, obligations and liabilities in any amount in excess of the capital account balance of such Limited Partner, plus such Limited Partner's share of undistributed profits and assets. Subject to applicable law, a Limited Partner may be obligated to return to the Partnership certain amounts distributed to the Limited Partner.

                        SEI Opportunity Master Fund, L.P.

              Notes to Financial Statements (continued) (Unaudited)

                               September 30, 2007

1. ORGANIZATION (CONTINUED)

At a Board meeting held September 18, 2007, a decision was made to unwind the current master-feeder structure that composes the SEI Opportunity Funds complex. By managing each Fund as a separate portfolio it is believed that the individual Funds can have more effective investment strategies implemented on their behalf. This reorganization will take effect December 31, 2007.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Partnership:

USE OF ESTIMATES

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Management believes that the estimates utilized in preparing the Partnership's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

PORTFOLIO VALUATION

The net asset value of the Partnership is determined as of the close of business at the end of each month in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Board. Investments in investment funds are presented in the accompanying financial statements at fair value. Fair value as of each month-end ordinarily will be the value determined as of such month-end for each investment fund in accordance with the Investment Fund's valuation policies, as described in each of their financial statements and offering memoranda, and reported at the time of the Partnership's valuation.

                        SEI Opportunity Master Fund, L.P.

              Notes to Financial Statements (continued) (Unaudited)

                               September 30, 2007

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

PORTFOLIO VALUATION (CONTINUED)

Usually the fair value is an amount equal to the sum of the capital accounts in the Investment Funds determined in accordance with U.S. generally accepted accounting principles or other similar principals. Such valuations are net of management and performance incentive fees or allocations payable to the Investment Funds' managers pursuant to the Investment Funds' agreements. In the unlikely event that an Investment Fund does not report a month-end value to the Partnership on a timely basis, the Partnership would determine the fair value of such Investment Fund in accordance with fair value procedures established by the Partnership's Board of Directors. The Partnership's fair value procedures are implemented through a fair value committee designated by the Partnership's Board of Directors.

Considerable judgment is required to interpret the factors used to develop estimates of fair value. Accordingly, the estimates may not be indicative of the amounts the Partnership could realize and the differences could be material to the financial statements. The use of different factors or estimation methodologies could have a significant effect on the estimated fair value.

The investment classification by strategy reflected in the accompanying schedule of investments represents the General Partner's most meaningful presentation of the classification of the strategies of the Investment Funds.

FAIR VALUE OF FINANCIAL INSTRUMENTS

The fair value of the Partnership's assets and liabilities, which qualify as financial instruments under Statement of Financial Accounting Standards No. 107, DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS, approximates the carrying amounts presented on the Statement of Assets and Liabilities. Management of the Partnership deems these estimates reasonable.

                        SEI Opportunity Master Fund, L.P.

              Notes to Financial Statements (continued) (Unaudited)

                               September 30, 2007

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

INCOME RECOGNITION AND SECURITY TRANSACTIONS

Interest income and expenses are recorded on an accrual basis. Realized gains and losses from investment transactions are calculated on the identified cost basis. Security transactions are recorded on the effective date of the subscription or withdrawal in the Investment Fund.

Distributions from Investment Funds will be classified as investment income or realized gains in the Statement of Operations, or alternatively, as a decrease to the cost of the investments, based on the U.S. income tax characteristics of the distribution, if such information is available. In cases where the tax characteristics of a distribution from an Investment Fund are not available, such distribution will be classified as investment income.

PARTNERSHIP EXPENSES

The Partnership bears all expenses incurred in its business. The expenses of the Partnership include, but are not limited to, the following: all costs and expenses related to investment transactions and positions for the Partnership's account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Partnership's net asset value; costs of insurance; registration expenses; expenses of meetings of the Board and members; all costs with respect to communications to members; and other types of expenses as may be approved from time to time by the Board.

TAXATION

The Partnership intends to be treated as a partnership for Federal, state, and local income tax purposes. Each member is responsible for the tax liability or benefit relating to their distributive share of taxable income or loss. Accordingly, no provision for Federal, state, or local income taxes is reflected in the accompanying financial statements.

DISTRIBUTION POLICY

The Partnership has no present intention of making periodic distributions of its net investment income or capital gains, if any, to members. The amount and frequency of distributions, if any, will be determined in the sole discretion of the Board.

                        SEI Opportunity Master Fund, L.P.

              Notes to Financial Statements (continued) (Unaudited)

                               September 30, 2007

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

CAPITAL ACCOUNTS

Net profits or net losses of the Partnership for each fiscal period will be allocated to the capital accounts of members as of the last day of each fiscal period in accordance with members' respective investment percentages of the Partnership. Net profits or net losses will be measured as the net change in the value of the net assets of the Partnership during a fiscal period, before giving effect to any repurchases of interest in the Partnership, and excluding the amount of any items to be allocated to the capital accounts of the members of the Partnership, other than in accordance with the members' respective investment percentages.

INVESTMENTS IN INVESTMENT FUNDS

As of September 30, 2007, the Partnership invested solely in Investment Funds and registered investment companies, none of which are affiliates of the Partnership or Adviser. The management agreements for these Investment Funds provide for compensation to managers in the form of management fees ranging from 0.50% to 3.00% per year of total net assets of the Investment Fund. The management agreements also provide for performance incentive fees or allocations to the managers of up to 20% of the Investment Funds' net profits.

The investments in Investment Funds are subject to the terms of the respective offering documents. Income is net of the Partnership's proportionate share of fees and expenses incurred or charged by the Investment Funds, including all the related management and performance fees, if any.

INVESTMENT FUNDS PAID FOR IN ADVANCE

Investment Funds paid for in advance represents contributions which have been sent to Investment Funds prior to year end. Such investments represent add-on investments, which have not been formally accepted by the underlying Investment Funds as of year end. Such contributions are included as Investment Funds paid for in advance on the Statement of Assets and Liabilities. These investments were all subsequently accepted as follows:

                        SEI Opportunity Master Fund, L.P.

              Notes to Financial Statements (continued) (Unaudited)

                               September 30, 2007

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

INVESTMENT FUNDS PAID FOR IN ADVANCE (CONTINUED)

Artradis Barracuda (non-US Feeder) Fund, Ltd.                        $10,000,000
Ironshield Special Situations Fund, LP                                25,000,000
Mercury Asia Real Estate Fund, LP                                     25,000,000
                                                                     -----------
                                                                     $60,000,000
                                                                     ===========

3. ADVISORY FEE, RELATED PARTY TRANSACTIONS AND OTHER

The Adviser is responsible for the day-to-day investment management of all of the Partnership's assets, under the supervision of the Board of Directors of the Partnership. The Partnership pays the Adviser a fixed advisory fee (the "Advisory Fee"), payable quarterly in arrears on the last business day of each quarter, equal to 1.00% (on an annualized basis) of the Partnership's net asset value at the end of such quarter before giving effect to any repurchases of Partnership interests. The Advisory Fee reduces the net asset value of the Partnership as of the end of the period in which it is payable and after the calculation of the Advisory Fee. The Adviser charges a pro rata portion of the Advisory Fee in respect of contributions to the Partnership or repurchases by the Partnership that take place during a given calendar quarter. The Partnership incurred $5,521,891 in advisory fees during the six month period ended September 30, 2007, of which $1,033,715 was payable at period-end.

SEI Investments Global Funds Services serves as the Partnership's administrator (the "Administrator"). Under an agreement with the Administrator, the
Partnership pays the Administrator a fee equal to 0.09% (on an annualized basis), of the Partnership's net asset value which shall be calculated and accrued monthly and paid to the Administrator quarterly. All reasonable out of pocket expenses incurred by the Administrator on behalf of the Partnership will be billed to the Partnership quarterly in arrears. The Administrator performs administrative services necessary for the operation of the Partnership, including maintaining certain books and records of the Partnership and preparing reports and other documents required by Federal, state and other applicable laws and regulations, and provides the Partnership with administrative office facilities. The Partnership incurred $496,978 in administration fees during the six month period ended September 30, 2007, of which $93,038 was payable at period-end.

                        SEI Opportunity Master Fund, L.P.

              Notes to Financial Statements (continued) (Unaudited)

                               September 30, 2007

3. ADVISORY FEE, RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

SEI Private Trust Company acts as custodian (the "Custodian") for the Partnership's assets pursuant to a Custodian Services Agreement between the Partnership and the Custodian. The Partnership pays the Custodian an annualized rate of 0.01% of the Partnership's net asset value calculated and accrued monthly and paid to the Custodian quarterly. The Partnership incurred $55,220 in custodian fees during the six month period ended September 30, 2007, of which $10,338 was payable at period-end.

SEI Investments Distribution Co. (the "Distributor") serves as the Partnership's distributor pursuant to a Distribution Agreement with the Partnership. The
Distributor has not been compensated by the Partnership for its services rendered under the Distribution Agreement during the six month period ended September 30, 2007.

4. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK/CONCENTRATION OF RISK

In the normal course of business, the Investment Funds in which the Partnership invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. The Partnership's risk of loss in these Investment Funds is limited to the value of these investments reported by the Partnership.

The Partnership invests primarily in Investment Funds that are not registered under the 1940 Act and invest in and actively trade securities and a variety of financial instruments using different strategies and investment techniques that may involve significant credit, market and liquidity risks. These Investment Funds may invest a high percentage of their assets which may create concentrations in specific issuers, industries and sectors of the market in order to achieve a potentially greater investment return.

As a result, the Investment Funds may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility of the Investment Funds' net asset value. Various risks are also associated with an investment in the Partnership, including risks relating to compensation arrangements and the limited liquidity of interests.

                        SEI Opportunity Master Fund, L.P.

              Notes to Financial Statements (continued) (Unaudited)

                               September 30, 2007

5. INDEMNIFICATION RISK

In the normal course of business, the Partnership enters into contracts that provide general indemnifications. The Partnership's maximum exposure under these agreements is dependent on future claims that may be made against the Partnership and, therefore, cannot be established; however, management believes the risk of loss from such claims is considered remote.

6. INVESTMENT TRANSACTIONS

For the six month period ended September 30, 2007, purchases and sales of investments (excluding short-term securities) were $399,317,440 and $85,818,639, respectively. Purchases of $399,317,440 include $60,000,000 of investments paid for in advance as of September 30, 2007.

7. CAPITAL

Generally, contributions to the Partnership are made as of the first business day of any month and withdrawals from the Partnership are as of the end of any calendar quarter. Additionally, a member withdrawing must notify the Adviser, sixty-five days prior to quarter end, with a written notice of intent to withdraw.

Capital contributions received in advance are comprised of cash received prior to September 30, 2007, for which member interests of the Partnership were issued on October 1, 2007. Capital contributions received in advance do not participate in the earnings of the Partnership until the related member interests are issued.

8. FINANCIAL HIGHLIGHTS

The following represents the ratios to average net assets and other supplemental information for the periods indicated:

                        SEI Opportunity Master Fund, L.P.

              Notes to Financial Statements (continued) (Unaudited)

                               September 30, 2007

8. FINANCIAL HIGHLIGHTS (CONTINUED)

                                            For the six month
                                               period ended                 For the              For the
                                            September 30, 2007             year ended          year ended
                                                (Unaudited)              March 31, 2007      March 31, 2006
                                            ------------------        -------------------    --------------
TOTAL RETURN(1)                                        3.19%                    9.40%                9.43%
                                               ============               ==========           ==========

   Net assets, end of period (000's)           $  1,256,603               $  865,258           $  496,409
                                               ============               ==========           ==========
RATIOS TO AVERAGE NET ASSETS
Net investment loss ratio:
   Net investment loss, before waivers                (1.10)%(3)               (1.07)%              (1.17)%
                                               ============               ==========           ==========
   Net investment loss, net of waivers                (1.10)%(3)               (1.07)%              (1.17)%
                                               ============               ==========           ==========
Expense ratio:
   Operating expenses, before waivers(2)               1.20%(3)                 1.21%                1.25%
                                               ============               ==========           ==========
   Operating expenses, net of waivers(2)               1.20%(3)                 1.21%                1.25%
                                               ============               ==========           ==========

Portfolio turnover rate                                8.20%(5)                16.97%               50.19%
                                               ============               ==========           ==========

                                                                        For the period
                                                                       October 1, 2003
                                                     For the          (commencement of
                                                   year ended        operations) through
                                                 March 31, 2005         March 31, 2004
                                               ------------------    -------------------
TOTAL RETURN(1)                                        4.94%                    4.99%(4)(5)
                                               ============               ==========
   Net assets, end of period (000's)           $    167,642               $   27,214
                                               ============               ==========
RATIOS TO AVERAGE NET ASSETS
Net investment loss ratio:
   Net investment loss, before waivers                (1.31)%                  (2.58)%(3)(4)
                                               ============               ==========
   Net investment loss, net of waivers                (1.27)%                  (0.59)%(3)(4)
                                               ============               ==========
Expense ratio:
   Operating expenses, before waivers(2)               1.40%                    3.26%(3)(4)
                                               ============               ==========
   Operating expenses, net of waivers(2)               1.36%(6)                 1.27%(3)(4)(6)
                                               ============               ==========
Portfolio turnover rate                                8.08%                    5.69%(5)
                                               ============               ==========

                        SEI Opportunity Master Fund, L.P.

              Notes to Financial Statements (continued) (Unaudited)

                               September 30, 2007

8. FINANCIAL HIGHLIGHTS (CONTINUED)

(1) Total return is calculated for all the limited partners taken as a whole. An individual limited partner's return may vary from these returns based on the timing of capital transactions.

(2) Does not include expenses of the Investment Funds in which the Partnership invests. The expense ratio (expense and incentive fee ratio) is calculated for the limited partners taken as a whole. The computation of such ratios based on the amount of expenses assessed to an individual limited interest member's capital may vary from these ratios based on the timing of capital transactions.

(3)   Annualized.

(4)   Excludes organizational fees.

(5)   Not annualized.

(6) Prior to August 4, 2004, the Adviser was waiving normal or recurring fees to the extent necessary so that the 1.15% limit was not exceeded.

                        SEI Opportunity Master Fund, L.P.

              Notes to Financial Statements (continued) (Unaudited)

                               September 30, 2007

9. LINE OF CREDIT

On January 3, 2006, the Partnership entered into an agreement (the "Agreement") with the JP Morgan Chase Bank, National Association to provide a short-term line of credit. The Agreement allows the Partnership to borrow up to $50,000,000, which is reduced to $25,000,000 effective February 1, 2006 with a stated maturity of January 3, 2007 at a rate of prime plus 0.75%. Additionally, the Partnership will pay a commitment fee of 0.25% per annum on the daily amount of the commitment, whether used or unused. The Partnership has an option to renew the agreement annually. The Partnership intends to use this line of credit to provide liquidity and not as a mechanism for leverage. At September 30, 2007, there was no balance outstanding against the line of credit. For the six month period ended September 30, 2007, the Partnership incurred interest expense of $42,827 in connection with the line of credit. Borrowings are secured by the Investment Fund investments of the Partnership. Detailed below is summary information concerning the borrowings:

       # OF DAYS                       AVERAGE                     AVERAGE
      OUTSTANDING                      BALANCE                       RATE
--------------------------------------------------------------------------------
           13                        $21,021,535                    5.36%

The line of credit subjects the Partnership to various financial covenants. Management has determined that the Partnership is in compliance with the financial covenants at and for the six month period ended September 30, 2007.

                        SEI Opportunity Master Fund, L.P.

              Notes to Financial Statements (continued) (Unaudited)

                               September 30, 2007

10. NEW ACCOUNTING PRONOUNCEMENTS

On July 13, 2006, the Financial Accounting Standards Board ("FASB") issued FASB interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes". This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50% likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more-likely-than-not to be sustained as of the adoption date. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in fund asset calculations as late as the fund's last net asset value calculation in the first required financial statement reporting period. However, the Partnerships' conclusions regarding FIN 48 could change in the future to the extent there are changes in tax laws and/or additional guidance from the IRS regarding interpretations of existing laws.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of September 30, 2007, the Partnership does not believe the adoption of FAS 157 will impact the financial statements; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported in the financial statements for a fiscal period.

                        SEI Opportunity Master Fund, L.P.

              Notes to Financial Statements (continued) (Unaudited)

                               September 30, 2007

11. TENDER OFFER

On June 27, 2007, the Partnership offered to purchase for cash an amount of Limited Partnership Interests or portions of Limited Partnership Interests up to $133,000,000 at a price equal to the net asset value of the Partnership at September 30, 2007. The tender offer period expired on July 26, 2007. The Partnership received tender requests totaling approximately $122,000.

12. SUBSEQUENT EVENTS

From October 1, 2007 to November 21, 2007, the Partnership received capital contributions from members in the amount of $64,904,000, which includes $33,374,519 of contributions received in advance.

On September 18, 2007, the Partnership offered to purchase for cash an amount of Limited Partnership Interests or portions of Limited Partnership Interests up to $164,000,000 at a price equal to the net asset value of the Partnership at December 31, 2007. The tender offer period expired on October 26, 2007. The Partnership received tender requests totaling approximately $728,000.

                        SEI Opportunity Master Fund, L.P.

             Approval of the Agreements with the Adviser (Unaudited)

                               September 30, 2007

Each of the SEI Opportunity Fund, L.P. and SEI Opportunity Master Fund, L.P. (collectively, the "Funds") has entered into an investment advisory agreement with SEI Investments Management Corporation ("SIMC" or the "Adviser") (collectively, the "Advisory Agreement"). Pursuant to the Advisory Agreement, SIMC is responsible for the day-to-day investment management of the Fund's and the Master Fund's assets.

The Investment Company Act of 1940, as amended (the "1940 Act") requires that the initial approval of, as well as the continuation of, a Fund's Advisory Agreement must be specifically approved by: (i) the vote of the Board or by a vote of the shareholders of the Fund; and (ii) the vote of a majority of the directors who are not parties to the Advisory Agreement or "interested persons" (as defined under the 1940 Act) of any party to the Advisory Agreement (the "Independent Directors"), cast in person at a meeting called for the purpose of voting on such approval. In connection with their consideration of such approvals, the Board must request and evaluate, and SIMC is required to furnish, such information as may be reasonably necessary to evaluate the terms of the Advisory Agreement. In addition, the Securities and Exchange Commission ("SEC") takes the position that, as part of their fiduciary duties with respect to a fund's fees, fund boards are required to evaluate the material factors applicable to a decision to approve an Advisory Agreement.

Consistent with the responsibilities referenced above, the Board called and held a meeting on September 18, 2007 to consider whether to renew the Advisory Agreement. In preparation for the meeting, the Board provided SIMC with a written request for information and received and reviewed extensive written materials in response to that request, including information as to the performance of the Funds versus benchmarks, the levels of fees for various categories of services provided by SIMC and its affiliates and the overall expense ratio of the Funds, comparisons of such fees and expenses with such fees and expenses incurred by other funds, the costs to SIMC and its affiliates of providing such services, including a profitability analysis, SIMC's compliance program, and various other matters. The information provided in connection with the Board meeting was in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to the Funds' operations and the Funds' performance. The Directors also received a memorandum from Fund counsel regarding the responsibilities of directors in connection with their consideration of an investment advisory agreement. In addition, prior to the meeting, the Independent Directors received advice from Fund counsel regarding the contents of the Adviser's written materials. After such meeting, Fund counsel, on behalf of the Independent Directors, requested the Adviser to provide additional written materials to the Independent Directors.

                        SEI Opportunity Master Fund, L.P.

       Approval of the Agreements with the Adviser (continued) (Unaudited)

                               September 30, 2007

As noted above, the Board requested and received written materials from SIMC. Specifically, this requested information and written response included: (a) the quality of SIMC's investment management and other services; (b) SIMC's investment management personnel; (c) SIMC's operations and financial condition;
(d) SIMC's investment strategies; (e) the level of the advisory fees that SIMC charge the Funds compared with the advisory fees charged to comparable funds;
(f) each Fund's overall fees and operating expenses compared with similar funds;
(g) the level of SIMC's profitability from its Fund-related operations; (h) SIMC's compliance systems; (i) SIMC's policies on and compliance procedures for personal securities transactions; (j) SIMC's reputation, expertise and resources in domestic and/or international financial markets; and (k) the Master Fund's performance compared with benchmark indices.

At the September 18, 2007 meeting, the Independent Directors met in executive session, outside the presence of Fund management, and the full Board of Directors met in executive session to consider and evaluate a variety of factors relating to the approval of the Advisory Agreement. The Independent Directors also participated in question and answer sessions with representatives of the Adviser. At the conclusion of the Board's deliberations, the Board and the Independent Directors unanimously approved the renewal of the Advisory Agreement for an additional one-year period. The approval was based on the Independent Directors and the Board's consideration and evaluation of a variety of specific factors discussed at the Board meetings, including:

      o the nature, extent and quality of the services provided to the Funds under the Advisory Agreement, including the resources of SIMC and its affiliates dedicated to the Funds;

      o the Master Fund's investment performance and how it compared to that of appropriate benchmarks;

      o each Fund's expenses under the Advisory Agreement and how those expenses compared to those of other comparable funds;

      o the profitability of SIMC and its affiliates with respect to each Fund, including both direct and indirect benefits accruing to SIMC and its affiliates; and

      o the extent to which economies of scale would be realized as the Funds grow and whether fee levels in the Advisory Agreement reflect those economies of scale for the benefit of Fund investors.

                        SEI Opportunity Master Fund, L.P.

       Approval of the Agreements with the Adviser (continued) (Unaudited)

                               September 30, 2007

NATURE, EXTENT AND QUALITY OF SERVICES. The Board considered the nature, extent and quality of the services provided by SIMC to the Funds and the resources of SIMC and its affiliates dedicated to the Funds. In this regard, the Independent Directors evaluated, among other things, SIMC's personnel, experience, and track record. The Independent Directors also considered SIMC's compliance policies and procedures, as well as administrative services (where applicable). Following this evaluation, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of services provided by SIMC to the Funds and the resources of SIMC and its affiliates dedicated to the Funds supported renewal of the Advisory Agreement.

FUND PERFORMANCE. The Board considered the Master Fund's performance in determining whether to renew the Advisory Agreement. Specifically, the Directors considered the Master Fund's performance relative to appropriate indices/benchmarks, in light of total return, yield and market trends. In evaluating performance, the Independent Directors considered both market risk and shareholder risk expectations for the Funds. Following evaluation, the Board concluded that, within the context of its full deliberations, the performance of the Master Fund supported renewal of the Advisory Agreement.

FUND EXPENSES. With respect to fees payable under the Advisory Agreement, as well as each Fund's overall operating expenses, the Board considered the rate of compensation under the Advisory Agreement and each Fund's net operating expense ratio in comparison to those of other comparable funds. Finally, the Independent Directors considered the effects of SIMC's voluntary agreement to waive its management fees and, if required, bear certain other expenses of the Funds in order to prevent total Fund operating expenses from exceeding a specified level. In addition, the Independent Directors also considered that SIMC has maintained the Funds' net operating expenses at competitive levels within their respective distribution channels. Following evaluation by the Independent Directors, the Board concluded that, within the context of its full deliberations, the expenses of the Funds are reasonable and supported renewal of the Advisory Agreement.

PROFITABILITY. With regard to profitability, the Board considered all forms and levels of compensation received by SIMC and its affiliates, irrespective of whether such compensation was received directly or indirectly. The Board also considered whether the various levels of compensation and profitability under the Advisory Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to the Funds by SIMC and its affiliates. Based on this evaluation, the Board

                        SEI Opportunity Master Fund, L.P.

       Approval of the Agreements with the Adviser (continued) (Unaudited)

                               September 30, 2007

concluded that, within the context of its full deliberations, the profitability of SIMC is reasonable and supported renewal of the Advisory Agreement.

ECONOMIES OF SCALE. The Board considered the existence of any economies of scale for the Funds and, if so, whether SIMC passed such savings to the Funds' shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by SIMC and its affiliates. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the Funds obtain reasonable benefit from economies of scale.

Based on the Independent Directors deliberation and their evaluation of the information described above, the Board and the Independent Directors each unanimously approved the continuation of the Advisory Agreement and concluded that the compensation under the Advisory Agreement is fair and reasonable in light of such services and expenses and such other matters as the Independent Directors and the Board considered to be relevant in the exercise of their reasonable judgment. In the course of their deliberations, the Board, including the Independent Directors, considered all of the factors above and did not identify any one particular factor or specific piece of information that determined whether to approve or renew the Advisory Agreement.

ITEM 2.    CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.  SCHEDULE OF INVESTMENTS

Included in Item 1

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The registrant has delegated proxy voting responsibilities to SIMC, its investment adviser, subject to the Board's general oversight. In delegating proxy voting responsibilities, the registrant has directed that proxies be voted consistent with the registrant's best economic interests. SIMC has adopted its own proxy voting policies and guidelines for this purpose (collectively referred to as the "Proxy Voting Procedures"). The Proxy Voting Procedures address, among other things, conflicts of interest that may arise between the interests of the registrant, and the interests of SIMC and its affiliates.

                     SEI INVESTMENTS MANAGEMENT CORPORATION

                             PROXY VOTING PROCEDURES
                             -----------------------


SEI Investments Management Corporation ("SIMC") serves as investment adviser to multiple clients, including investment companies, institutions and individual investors. As investment adviser, SIMC has an obligation to vote proxies with respect to securities held in client portfolios in the best economic interests of SIMC's clients for which it has proxy voting authority. The following Procedures are intended to ensure that proxies are voted in the best interests of clients.

A.   ESTABLISHMENT OF PROXY VOTING COMMITTEE

     1. SIMC shall establish a Proxy Voting Committee (the "Committee"), comprised of representatives of SIMC's Investment Management Unit and Legal and/or Compliance personnel. Currently, the members of the Committee are as follows:

              Michael Hogan
              Gregory Stahl
              John Diederich

              Kevin McNamera
              Noreen Park
              Michael Brophy

     2. The membership of the Committee may be changed at any time upon approval of the existing members of the Committee or by the President of SIMC.

     3. The Committee shall meet as necessary to perform any of the activities set forth below.

     4. Any action requiring approval of the Committee shall be deemed approved upon an affirmative vote by a majority of the Committee present or represented.

     5. The Committee shall consult with counsel or other experts as it deems appropriate to carry out its responsibilities.

B.   APPROVAL OF PROXY VOTING GUIDELINES

     1. The Committee shall approve Guidelines that set forth the manner in which SIMC shall vote, or the manner in which SIMC shall determine how to vote, with respect to various matters that may come up for shareholder vote with respect to securities held in client accounts and for which SIMC has proxy voting responsibility.

     2. In the event that any employee of SIMC recommends a change to SIMC's Guidelines, the Committee shall meet to consider the proposed change and consider all relevant factors. If approved by the Committee, the change shall be accepted, and the Guidelines revised accordingly.

     3. For accounts that engage in securities lending, SIMC believes that the additional income derived by clients from such activities generally outweighs the potential economic benefit of recalling securities for the purpose of voting. Therefore, SIMC generally will not recall securities on loan for the sole purpose of voting proxies.

C.   CONFLICTS OF INTEREST

     1. SIMC has elected to retain a third party proxy voting service (the "Service") to vote proxies with respect to accounts for which SIMC serves as investment adviser (and retains proxy voting authority). The Service shall vote proxies in accordance with the Guidelines approved by the Committee. SIMC reasonably believes that the Service's implementation of the Guidelines will result in proxies being voted in the best economic interests of clients. So long as the Service votes proxies in accordance with the Guidelines, SIMC believes that there is an appropriate presumption that the manner in which SIMC voted was not influenced by, and did not result from, a conflict of interest.

     2. The Service makes available to SIMC, prior to voting on a proxy, its recommendation on how to vote with respect to such proxy in light of SIMC's Guidelines. SIMC retains the authority to overrule the Service's recommendation, and instruct the Service to vote in a manner at variance with the Service's recommendation. The exercise of such right could implicate a conflict of interest. As a result, SIMC may not overrule the Service's recommendation with respect to a proxy unless the following steps are taken:

          a. The Proxy Voting Committee shall meet to consider the proposal to overrule the Service's recommendation.

          b. The Proxy Voting Committee must determine whether SIMC has a conflict of interest with respect to the issuer that is the subject of the proxy. The Committee will use the following standards to identify issuers with which it may have a conflict of interest.

               1. SIGNIFICANT BUSINESS RELATIONSHIPS - The Committee will determine whether SIMC or its affiliates may have a significant business relationship with the issuer, such as, for example, where SIMC (or an affiliate) manages a pension plan, administers employee benefit plans, or provide brokerage, underwriting, insurance, or banking services to the issue. For this purpose, a "significant business relationship" is one that: (1) represents 1% or $1,000,000 of SIMC's or an affiliate's revenues for the most recent fiscal year, whichever is less, or is reasonably expected to represent this amount for the current fiscal year; or (2) may not directly involve revenue to SIMC or its affiliates but is otherwise determined by the Committee to be significant to SIMC or its affiliates, such as, for example, the following:

                    o SIMC or its affiliates lease significant office space from the company or have some other real estate-related relationship with the issuer;

                    o SIMC or an affiliate otherwise has a significant relationship with the company such that it might create an incentive for SIMC to vote in favor of management.

               2. SIGNIFICANT PERSONAL/FAMILY RELATIONSHIPS - The Committee will determine whether any employees who are involved in the proxy voting process may have a significant personal/family relationship with the issuer. For this purpose, a "significant personal/family relationship" is one that would be reasonably likely to influence how SIMC votes proxies. To identify any such relationships, the Committee shall obtain information about any significant personal/family relationship between any employee of SIMC who is involved in the proxy voting process (e.g., IMU analysts, members of the Committee, senior management, as applicable) and senior employees of issuers for which SIMC may vote proxies.

               3. DUTIES OF THE PROXY COMMITTEE - The Committee has a duty to make reasonable investigation of information relating to conflicts of interest. For purposes of identifying conflicts, the Committee shall rely on publicly available information about SIMC and its affiliates, information about SIMC and its affiliates that is generally known by employees of SIMC,(1) and other information actually known by a member of the Committee. Absent actual knowledge, the Committee is not required to investigate possible conflicts involving SIMC where the information is (i) non-public, (ii) subject to information blocking procedures, or (iii) otherwise not readily available to the Committee. In connection with the consideration of any proxy voting matters under this policy, each member of the Committee has a duty to disclose to the Committee any material conflicts of interest of which the member has actual knowledge but which have not been identified by the Committee pursuant to these Procedures, and, if appropriate, recuse himself/herself from the matter at issue.

          c. If SIMC determines that it has a conflict of interest, the Committee shall determine whether the conflict is "material" to any specific proposal included within the proxy. If not, then SIMC can vote the proxy as determined by the Committee. The Committee shall determine whether a proposal is material as follows:

               1. ROUTINE PROXY PROPOSALS - Proxy proposals that are "routine"shall be presumed not to involve a material conflict of interest for SIMC, unless the Committee has actual knowledge that a routine proposal should be treated as material. For this purpose,

--------------------
1 The procedures provide that the Committee should be aware of information about SIMC or its affiliates that is generally known by employees of SIMC, but it does not extend this knowledge to information about SIMC's affiliates that is generally known by employees of SIMC's affiliates (unless such information also is generally known by SIMC's employees).

                    "routine" proposals would typically include matters such as the selection of an accountant, uncontested election of directors, meeting formalities, and approval of an annual report/financial statements. (2)

               2. NON-ROUTINE PROXY PROPOSALS - Proxy proposals that are "non-routine" shall be presumed to involve a material conflict of interest for SIMC, unless the Committee determines that SIMC's conflict is unrelated to the proposal in question (see 3. below). For this purpose, "non-routine" proposals would typically include any contested matter, including a contested election of directors, a merger or sale of substantial assets, a change in the articles of incorporation that materially affects the rights of shareholders, and compensation matters for management (e.g., stock option plans, retirement plans, profit sharing or other special remuneration plans).

               3. DETERMINING THAT A NON-ROUTINE PROPOSAL IS NOT MATERIAL - As discussed above, although non-routine proposals are presumed to involve a material conflict of interest, the Committee may determine on a case-by-case basis that particular non-routine proposals do not involve a material conflict of interest. To make this determination, the Committee must conclude that a proposal is not directly related to SIMC's conflict with the issuer or that it otherwise would not be considered important by a reasonable investor. The Committee shall record in writing the basis for any such determination.

          d. For any proposal where the Committee determines that SIMC has a material conflict of interest, SIMC may vote a proxy regarding that proposal in any of the following manners:

               1. OBTAIN CLIENT CONSENT OR DIRECTION - If the Committee approves the proposal to overrule the recommendation of the Service, SIMC shall fully disclose to each client holding the security at issue the nature of the conflict, and obtain the client's consent to how SIMC will vote on the proposal (or otherwise obtain instructions from the client as to how the proxy on the proposal should be voted).

               2. USE RECOMMENDATION OF THE SERVICE - Vote in accordance with the Service's recommendation.

          e. For any proposal where the Committee determines that SIMC does not have a material conflict of interest, the Committee may overrule the Service's recommendation if the Committee reasonably determines that doing so is in the best interests of SIMC's clients. If the Committee decides to overrule the Service's recommendation, the Committee shall maintain a written record setting forth the basis of the Committee's decision.


                     SEI INVESTMENTS MANAGEMENT CORPORATION

                             PROXY VOTING GUIDELINES
                             -----------------------

A.   The Board of Directors

     1.   VOTING ON DIRECTOR NOMINEES IN UNCONTESTED ELECTIONS

          Votes on director nominees are made on a case-by-case basis. For uncontested elections, SIMC will generally vote for the nominees, although the vote may be withheld for some or all of the nominees if an analysis of the factors discussed below indicates the Board or


--------------------
2 For guidance on defining "routine" and "non-routine" matters, SIMC shall use the standards set forth in NYSE Rule 452 and Special Instruction 12b.viii. of Form 13F.

          nominee has not served the economic long-term interests of the shareholders. The factors to consider include:

          o the company's long-term financial performance;
          o independence of the full board and key board committees (full independent audit, nominating and compensation committees);
          o diversity of the board;
          o nominees' attendance records (generally votes should be withheld from directors who have attended less than 75 percent of meetings without valid reason);
          o directors serving on an excessive number of other boards;
          o Chapter 7 bankruptcy, SEC violations, and criminal offenses;
          o interlocking directorships;
          o executive compensation: history of approving excessive compensation or repricing underwater stock options;
          o no action taken by the board in response to majority votes on shareholder proposals.

     2.   VOTING FOR DIRECTOR NOMINEES IN CONTESTED ELECTIONS

          Contested elections of directors frequently occur when a board candidate or slate runs for the purpose of seeking a significant change in corporate policy or control. Competing slates will be evaluated based upon the personal qualifications of the candidates, the economic impact of the policies that they advance, and their expressed and demonstrated commitment to the interests of all shareholders.

          Votes in a contested election of directors are evaluated on a case-by-case basis, considering the following factors:

          o consideration of the factors discussed above for uncontested elections;
          o management's track record;
          o background to the proxy contest;
          o qualifications of director nominees (both slates);
          o evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met;
          o stock ownership positions; and
          o impact on stakeholders.

     3.   CHAIRMAN AND CEO IS THE SAME PERSON

          Generally vote for shareholder proposals that would require the positions of chairman and CEO to be held by different persons. However, in certain circumstances, such as a small-cap company with a limited group of leaders, it may be appropriate for these positions to be combined for some period of time.

     4.   MAJORITY OF INDEPENDENT DIRECTORS

          o Generally, vote for proposals seeking to require that the board be comprised of a majority of independent directors.

          o Vote for proposals that request that all, or a majority of, the audit, compensation and/or nominating committees be independent directors.

     5.   STOCK OWNERSHIP REQUIREMENTS

          o Vote against shareholder proposals requiring directors to own a minimum amount of company stock in order to qualify as a director, or to remain on the board.

     6.   BOARD STRUCTURE

          o Vote against proposals to classify the board.

          o Vote for proposals to repeal classified boards and elect all directors annually.

     7.   TERM OF OFFICE

          Generally vote against shareholder proposals to limit the tenure of outside directors.

     8.   CUMULATIVE VOTING

          o Generally vote for proposals to permit cumulative voting.

          o Vote against proposals to eliminate cumulative voting.

     9.   DIRECTOR AND OFFICER INDEMNIFICATION AND LIABILITY PROTECTION

          o Vote against proposals to limit or eliminate entirely director and officer liability for (i) a breach of the duty of loyalty, (ii) acts or omissions not in good faith or involving intentional misconduct or knowing violations of the law, (iii) acts involving the unlawful purchases or redemptions of stock, (iv) the payment of unlawful dividends, or (v) the receipt of improper personal benefits.

          o Vote against proposals to reduce or eliminate directors' personal liability when litigation is pending against current board members.

          o For other types of proposals seeking to eliminate or limit the personal liability of directors to the company and its shareholders for monetary damages, whether to vote for such proposal will be determined on a case-by-case basis. Generally, SIMC may vote for these proposals when the company persuasively argues that such action is necessary to attract and retain qualified directors.

     10.  INDEMNIFICATION

          SIMC may support these proposals when the company persuasively argues that such action is necessary to attract and retain qualified directors, but will generally oppose indemnification when it is being proposed to insulate directors from actions they have already taken.

          o Vote against indemnification proposals that would expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligations than mere carelessness.

          o Vote for proposals that provide such expanded coverage in cases when a director's or officer's legal defense was unsuccessful only if: (1) the director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and (2) only the director's legal expenses would be covered.

B.   CHANGES IN CONTROL

     1.   POISON PILLS

          Shareholder rights plans, typically known as poison pills, take the form of rights or warrants issued to shareholders and are triggered when a potential acquiring stockholder reaches a certain threshold of ownership. Poison pills insulate management from the threat of a change in control and provide the target board with veto power over takeover bids.

          o Vote for shareholder proposals that ask a company to submit its poison pill for shareholder ratification.

          o Review on a case-by-case basis management proposals to ratify a poison pill or shareholder proposals to redeem a company's poison pill, taking into consideration the impact of acquisition attempts that may be detrimental to the long-term economic best interests of shareholders.

     2.   GREENMAIL

          Greenmail payments are targeted share repurchases by management of company stock from individuals or groups seeking control of the company. The hostile party usually receives a substantial premium over the market value of shares.

          o Vote for proposals to adopt anti-greenmail charter or bylaw amendments or otherwise restrict a company's ability to make greenmail payments.

          o Review on a case-by-case basis anti-greenmail proposals when they are bundled with other charter or bylaw amendments.

     3.   SHAREHOLDER ABILITY TO REMOVE DIRECTORS

          o Vote against proposals that provide that directors may be removed only for cause.

          o Vote for proposals to restore shareholder ability to remove directors with or without cause.

          o Vote against proposals that provide that only continuing directors may elect replacements to fill board vacancies.

          o Vote for proposals that permit shareholders to elect directors to fill board vacancies.

     4.   SHAREHOLDER ABILITY TO ALTER THE SIZE OF THE BOARD

          o Vote for proposals that seek to fix the size of the board.

          o Vote against proposals that give management the ability to alter the size of the board without shareholder approval.

          o Vote for management proposals to change the number of directors provided a satisfactory explanation for the change is given.

C.   MERGERS AND CORPORATE RESTRUCTURINGS

     1.   MERGERS AND ACQUISITIONS

          Votes on mergers and acquisitions are considered on a case-by-case basis, taking into account at least the following:

          o anticipated financial and operating benefits;
          o offer price (cost vs. premium);
          o prospects of the combined companies;
          o how the deal was negotiated;

          o changes in corporate governance and their impact on shareholder rights;
          o impact on community stakeholders and workforce.

     2.   FAIR PRICE PROVISIONS

          Fair price provisions were designed to defend against a two-tiered, front-end loaded tender offer. In such a hostile takeover, the bidder offers cash for enough shares to gain control of the target. At the same time, the acquirer states that once control has been obtained, the target's remaining shares will be purchased with cash, cash and securities or only securities. Since the payment offered for the remaining stock is, by design less valuable than the original offer for the controlling shares, shareholders are forced to sell out early to maximize their value. Standard fair price provisions require that, absent board or shareholder approval of the acquisition, the bidder must pay the remaining shareholders the same price for their shares that brought control.

          o Vote for fair price proposals, as long as the shareholder vote requirement embedded in the provision is no more than a majority of disinterested shares.

          o Vote for shareholder proposals to lower the shareholder vote requirement in existing fair price provisions.

     3.   CORPORATE RESTRUCTURING

          Votes on corporate restructuring proposals, including minority squeeze outs, leveraged buyouts, spin-offs, liquidations, and asset sales are considered on a case-by-case basis.

     4.   APPRAISAL RIGHTS

          Vote for proposals to restore, or provide shareholders with, rights of appraisal.

     5.   SPIN-OFFS

          Votes on spin-offs are considered on a case-by-case basis depending on the tax and regulatory advantages, planned use of sale proceeds, market focus, and managerial incentives.

     6.   ASSET SALES

          Votes on asset sales are made on a case-by-case basis after considering the impact on the balance sheet/working capital, value received for the asset, and potential elimination of diseconomies.

     7.   LIQUIDATIONS

          Votes on liquidations are made on a case-by-case basis after reviewing management's efforts to pursue other alternatives, appraisal value of assets, and the compensation plan for executives managing the liquidation.

     8.   CHANGING CORPORATE NAME

          Vote for changing the corporate name if proposed or supported by management.

D.   SHAREHOLDER RIGHTS

     1.   CONFIDENTIAL VOTING

          o Vote for shareholder proposals that request corporations to adopt confidential voting, use independent tabulators and use independent inspectors of election, as long as the proposal provides that in the case of a contested election, management is permitted to request that the dissident group honor its confidential voting policy, and that if the dissidents do not agree, the confidential voting policy is waived.

          o Vote for management proposals to adopt confidential voting.

     2.   SHAREHOLDER ABILITY TO CALL SPECIAL MEETINGS

          o Vote against proposals to restrict or prohibit shareholder ability to call special meetings.

          o Vote for proposals that remove restrictions on the right of shareholders to act independently of management.

     3.   SHAREHOLDER ABILITY TO ACT BY WRITTEN CONSENT

          o Vote against proposals to restrict or prohibit shareholder ability to take action by written consent.

          o Vote for proposals to allow or make easier shareholder action by written consent.

     4.   EQUAL ACCESS

          Vote for shareholder proposals that would allow significant company shareholders equal access to management's proxy material in order to evaluate and propose voting recommendations on proxy proposals and director nominees, and in order to nominate their own candidates to the board.

     5.   UNEQUAL VOTING RIGHTS

          o Vote against dual class exchange offers.

          o Vote against dual class recapitalizations.

     6.   SUPERMAJORITY SHAREHOLDER VOTE REQUIREMENT TO AMEND THE CHARTER OR
          BYLAWS

          o Vote against management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments.

          o Vote for shareholder proposals to lower supermajority shareholder vote requirements for charter and bylaw amendments.

     7.   SUPERMAJORITY SHAREHOLDER VOTE REQUIREMENT TO APPROVE MERGERS

          o Vote against management proposals to require a supermajority shareholder vote to approve mergers and other significant business combinations.

          o Vote for shareholder proposals to lower supermajority shareholder vote requirements for mergers and other significant business combinations.

     8.   REIMBURSE PROXY SOLICITATION EXPENSES

          Decisions to provide full reimbursement for dissidents waging a proxy contest are made on a case-by-case basis.

E.   CAPITAL STRUCTURE

     1.   COMMON STOCK AUTHORIZATION

          o Review on a case-by-case basis proposals to increase the number of shares of common stock authorized for issue.

          o Generally vote for management proposals requesting shareholder approval to increase authorized common stock when management provides persuasive justification for the increase. Evaluate the amount of additional stock requested in comparison to the requests of the company's peers as well as the company's articulated reason for the increase.

          o Vote for increases in authorized common stock to fund stock splits that are in shareholders' interests.

          o Evaluate on a case-by-case basis proposals where the company intends to use the additional stock to implement a poison pill or other takeover defense.

          o Vote against proposed common stock authorizations that increase the existing authorization by more than 50 percent unless a clear need for the excess shares is presented by the company.

     2.   REVERSE STOCK SPLITS

          Generally vote for a reverse stock split if management provides a reasonable justification for the split.

     3.   BLANK CHECK PREFERRED AUTHORIZATION

          The terms of "blank check" preferred stock give the board of directors the power to issue shares of preferred stock at their discretion--with voting rights, conversion, distribution and other rights to be determined by the board at time of issue. Blank check preferred stock can be used for sound corporate purposes, but could be used to thwart hostile takeovers without shareholder approval.

          o Generally vote against proposals that would authorize the creation of blank check preferred stock.

          o Vote for proposals to create blank check preferred stock in cases when the company expressly states that the stock will not be used as a takeover defense or carry superior voting rights.

          o Review on a case-by-case basis proposals to increase the number of authorized blank check preferred shares. If the company does not have any preferred shares outstanding, vote against the requested increase.

          o Vote for shareholder proposals to have blank check preferred stock placements, other than those shares issued for the purpose of raising capital or making acquisitions in the normal course of business, submitted for shareholder ratification.

     4.   ADJUST PAR VALUE OF COMMON STOCK

          o Vote for management proposals to reduce the par value of common stock.

     5.   PREEMPTIVE RIGHTS

          o Review on a case-by-case basis proposals to create or abolish preemptive rights. In evaluating proposals on preemptive rights, consider the size of a company and the characteristics of its shareholder base.

     6.   DEBT RESTRUCTURING

          Review on a case-by-case basis proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan. Generally approve proposals that facilitate debt restructuring unless there are clear signs of self-dealing or other abuses. Factors to consider include:

          o dilution - how much will ownership interests of existing shareholders be reduced, and how extreme will dilution to any future earnings be?
          o change in control - will the transaction result in a change in control of the company?
          o bankruptcy - is the threat of bankruptcy, which would result in severe losses in shareholder value, the main factor driving the debt restructuring?

F.   EXECUTIVE AND DIRECTOR COMPENSATION

     1.   STOCK OPTION PLANS

          Vote on a case-by-case basis on stock option plans. When evaluating stock option plans, review the following factors:

          o stock option and other forms of compensation should be performance-based with an eye toward improving shareholder value.
          o support option plans that provide challenging performance objectives and serve to motivate executives to excellent performance, and oppose plans that offer unreasonable benefits to executives that are not available to any other shareholders.
          o whether the proposed plan is being offered at fair market value, or at a discount; excessively dilutes the earnings per share of the outstanding shares; and gives management the ability to replace or reprice "underwater" options, which is not available to any other shareholders.
          o whether the option plan is generally available to other managers and employees in the company.
          o any other features of the plan that may not be in shareholders' best interest.
          o generally, vote for proposals that seek to provide for indexed and/or premium priced options.

     2.   OBRA-RELATED COMPENSATION PROPOSALS

          The Omnibus Budget Reconciliation Act of 1993 ("OBRA") imposed certain restrictions in order for a compensation plan to receive favorable tax treatment.

          o Vote for proposals that simply amend shareholder-approved plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of
          Section 162(m) of OBRA.

          o Vote for amendments to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) of OBRA.

          o Votes on amendments to existing plans to increase shares reserved and to qualify the plan for favorable tax treatment under the provisions of Section 162(m) should be evaluated on a case-by-case basis.

          o Generally, vote for cash or cash-and-stock bonus plans to exempt the compensation from taxes under the provisions of Section 162(m) of OBRA. Vote against plans that are deemed to be excessive because they are not justified by performance measures.

     3.   SHAREHOLDER PROPOSALS TO LIMIT EXECUTIVE AND DIRECTOR PAY

          o Generally, vote for shareholder proposals that seek additional disclosure of executive and director pay information.

          o Generally, vote for shareholder proposals that seek to eliminate outside directors' retirement benefits.

          o Review on a case-by-case basis all other shareholder proposals that seek to limit executive and director pay. This includes shareholder proposals that seek to link executive compensation to customer, employee, or stakeholder satisfaction.

     4.   GOLDEN AND TIN PARACHUTES

          Golden and tin parachutes are designed to protect the employees of a corporation in the event of a change in control. With golden parachutes, senior level management employees receive a pay out during a change in control at usually two to three times base salary. Increasingly, companies that have golden parachute agreements for executives are extending coverage for all their employees via tin parachutes.

          o Vote for shareholder proposals to have golden and tin parachutes submitted for shareholder ratification.

          o Generally vote against all proposals to ratify golden parachutes; vote on tin parachutes on a case by case basis.

     5.   EMPLOYEE STOCK OWNERSHIP PLANS (ESOPS)

          Vote for proposals that request shareholder approval in order to implement an ESOP or to increase authorized shares for existing ESOPs, except in cases when the number of shares allocated to the ESOP is excessive.

G.   SOCIAL AND ENVIRONMENTAL ISSUES

     1.   SOCIAL, WORKFORCE AND ENVIRONMENTAL ISSUES GENERALLY

          Generally, vote for shareholder social, workforce, and environmental proposals that create good corporate citizens while enhancing long-term shareholder value. In determining how to vote on shareholder social, workforce, and environmental proposals, analyze the following factors:

          o whether adoption of the proposal would have either a positive or negative impact on the company's short-term or long-term share value;
          o the percentage of sales, assets and earnings affected;
          o the degree to which the company's stated position on the issues could affect its reputation or sales, or leave it vulnerable to boycott or selective purchasing;
          o whether the issues presented should be dealt with through government or company-specific action;
          o whether the company has already responded in some appropriate manner to the request embodied in a proposal;
          o whether the company's analysis and voting recommendation to shareholders is persuasive;

          o what other companies have done in response to the issue;
          o whether the proposal itself is well framed and reasonable;
          o whether implementation of the proposal would achieve the objectives sought in the proposal; and
          o whether the subject of the proposal is best left to the discretion of the board.

          Generally, support proposals that request the company to furnish information helpful to shareholders in evaluating the company's operations.

     2.   SPECIAL POLICY REVIEW AND SHAREHOLDER ADVISORY COMMITTEES

          o Vote for these proposals when they appear to offer a potentially effective method for enhancing shareholder value.

     3. EQUAL EMPLOYMENT OPPORTUNITY AND OTHER WORK PLACE PRACTICE REPORTING ISSUES

          o Vote for proposals calling for action on equal employment opportunity and antidiscrimination.

          o Vote for legal and regulatory compliance and public reporting related to non-discrimination, affirmative action, workplace health and safety, environmental issues, and labor policies and practices that effect long-term corporate performance.

          o Vote for nondiscrimination in salary, wages and all benefits.

     4.   NON-DISCRIMINATION IN RETIREMENT BENEFITS

          o Support non-discrimination in retirement benefits.

     5.   "CERES PRINCIPLES" AND "MACBRIDE PRINCIPLES"

          The CERES Principles, formulated by the Coalition of Environmentally Responsible Economies, require signing companies to address environmental issues. Many companies have voluntarily adopted these principles.

          o Vote on proposals to adopt the CERES Principles or MacBride Principles on a case-by-case basis based upon an analysis of the factors discussed above for social, workforce and environmental issues generally.

     7.   CONTRACT SUPPLIER STANDARDS

          o vote on proposals regarding the adoption of "Codes of Conduct" or other standards for the company's suppliers and licensees on a case-by-case basis based upon an analysis of the factors discussed above for social, workforce and environmental issues generally.

     8.   CORPORATE CONDUCT, HUMAN RIGHTS, AND LABOR CODES

          o Generally support proposals that call for the adoption and/or enforcement of principles or codes relating to countries in which there are systematic violations of human rights, such as: the use of slave, child, or prison labor; a government that is illegitimate; or there is a call by human rights advocates, pro-democracy organizations, or legitimately-elected representatives for economic sanctions.

          o Support Principles or Codes of Conduct relating to company investment in countries with patterns of human rights abuses.

          o Support implementation and reporting on ILO codes of conduct.

          o support independent monitoring programs in conjunction with local and respected religious and human rights groups to monitor supplier and licensee compliance with Codes.

H.   OTHER MISCELLANEOUS MATTERS

     1.   RATIFYING AUDITORS

          Vote for proposals to ratify auditors, unless: (i) an auditor is not independent; or (ii) there is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company's financial position.

     2.   VOTING ON STATE TAKEOVER STATUTES

          Review on a case-by-case basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freeze-out provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, anti-greenmail provisions, and disgorgement provisions).

          Generally support opting into stakeholder protection statutes if they provide comprehensive protections for employees and community stakeholders. Generally vote against opting into takeover statutes that only serve to protect incumbent management from accountability to shareholders and which negatively influence shareholder value.

     3.   APPROVING OTHER BUSINESS AT SHAREHOLDER MEETING

          Vote against proposals to approve other business that may arise at the shareholder meeting.

     4.   ADJOURNING SHAREHOLDER MEETINGS

          Vote against proposals authorizing the Board to adjourn a shareholder meeting, unless such proposal limits such authority to circumstances where a quorum is not present in person or by proxy at the shareholder meeting.


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

SEI Investments Management Corporation (the "Adviser" or "SIMC"), an investment adviser registered under the Advisers Act, located at One Freedom Valley Drive, Oaks, Pennsylvania 19456, serves as the adviser to the SEI Opportunity Fund, L.P. (the "Fund") and the SEI Opportunity Master Fund, L.P. (the "Master Fund"). The Adviser is responsible for the day-to-day investment management of all of the Fund's and Master Fund's assets.

COMPENSATION. The Master Fund pays the Adviser a fee based on the assets under management of the Master Fund as set forth in an investment advisory agreement between the Adviser and the Master Fund. The Adviser pays its investment professionals out of its total revenues and other resources, including the advisory fees earned with respect to the Master Fund. The portfolio manager of the Adviser is paid a base salary plus bonus compensation across all alternative investment strategies determined as follows:

Thirty percent of the portfolio manager's bonus compensation is tied to the corporate performance of SEI Investments, as measured by the earnings per share earned for a particular year. This is set at the discretion of SEI Investments and not SIMC. Seventy percent of the portfolio manager's bonus compensation is based upon three performance factors. The most significant factor is based upon an evaluation of the portfolio manager's performance managing the Fund and Master Fund over the past one year, such performance being benchmarked against "risk-free" benchmarks (E.G., LIBOR and 3-month treasury bills). The second factor is based upon the growth of assets in SIMC's alternative fund products. The third is based upon a qualitative review of the portfolio manager's overall contribution to the profitability of SIMC's alternative fund products.

OWNERSHIP OF FUND SHARES. As of the end of the Fund's and Master Fund's most recently completed fiscal years, the portfolio manager did not beneficially own any shares of the Fund and Master Fund.

OTHER ACCOUNTS. As of March 31, 2007, in addition to the Fund and the Master Fund, the portfolio manager was responsible for the day-to-day management of certain other accounts, as follows:

--------------- ------------------------------- --------------------------------- --------------------------

                    REGISTERED INVESTMENT            OTHER POOLED INVESTMENT
                         COMPANIES                           VEHICLES                 OTHER ACCOUNTS


  PORTFOLIO       NUMBER OF                        NUMBER OF                      NUMBER OF
   MANAGER        ACCOUNTS       TOTAL ASSETS      ACCOUNTS       TOTAL ASSETS     ACCOUNTS    TOTAL ASSETS
--------------- --------------- --------------- --------------- ----------------- ---------- ---------------
KEITH PIVIK           0               $0              3*         $938,066,707*        0            $0
--------------- --------------- --------------- --------------- ----------------- ---------- ---------------

* Although the accounts listed above do not pay performance-based advisory fees, certain clients in these accounts may pay performance-based advisory fees, as described below.

CONFLICTS OF INTERESTS. In addition to acting as the portfolio manager of the Fund and the Master Fund, the portfolio manager manages the SEI Offshore Opportunity Fund Ltd., a Cayman Islands Company, and the SEI Offshore Opportunity Fund II Ltd., a Cayman Islands Company (together, the "Offshore Feeder Funds"), and the SEI Advanced Strategy Series SPC, a Cayman Islands Segregated Portfolio Company ("SPC Fund"). The Offshore Feeder Funds invest substantially all of their assets in the Master Fund. The portfolio manager considers the objectives of the Fund, the Master Fund, the Offshore Feeder Funds and each fund's investors as a whole when making decisions with respect to the selection, structuring and sale of hedge fund investments. It is inevitable, however, that such decisions may be more beneficial for one investor in the Master Fund than for another investor in the Master Fund due to the differences in the investment preferences, tax status and regulatory status of such investors. Conflicts of interest may arise from the fact that the portfolio manager may manage other investment funds, including, but not limited to, the SPC Fund, in which the Fund and the Master Fund will have no interest.

In addition, the Adviser may enter into incentive fee arrangements with one or more investors in the Offshore Feeder Funds, whereby a portion of the increase in the net asset value of such investor's investment in the Offshore Feeder Funds over a given period shall be payable to the Adviser. This arrangement may create an incentive for the Adviser to make investments for the Master Fund that are riskier or more speculative than if the Adviser had no such interest because the Adviser will not bear an analogous portion of depreciation in the value of an Offshore Feeder Fund's assets if the value of its investment in the Master Fund declines. Notwithstanding this theoretical conflict of interest, it is the Adviser's policy to manage each account based on its investment objectives and related restrictions and the Adviser believes that it has designed policies and procedures that are designed to manage such conflict in an appropriate way.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.  CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12. EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                   SEI Opportunity Master Fund, L.P.


By (Signature and Title)*                      /s/ Robert A. Nesher
                                               --------------------
                                               Robert A. Nesher
                                               President

Date: December 7, 2007




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                      /s/ Robert A. Nesher
                                               --------------------
                                               Robert A. Nesher
                                               President

Date: December 7, 2007

By (Signature and Title)*                      /s/ Michael J. Leahy
                                               -------------------------
                                               Michael J. Leahy
                                               Treasurer

Date: December 7, 2007
* Print the name and title of each signing officer under his or her signature.